UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY

Investment Company Act file number 811-08348

LORD ASSET MANAGEMENT TRUST
(Exact name of Registrant as specified in charter)

440 South LaSalle Street
Chicago, Illinois 60605-1028
(Address of principal executive offices) (Zip code)

Keith T. Robinson Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Thomas S. White Thomas White International, Ltd. 440 South LaSalle Street Chicago, Illinois 60605-1028

Registrant's telephone number, including area code: (312) 663-8300

Date of fiscal year end: October 31

Date of reporting period: 01/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments

THOMAS WHITE AMERICAN OPPORTUNITIES FUND

Investment Portfolio January 31, 2006
Sector Issue	Shares	Value

Common Stocks (97.8%)
Aerospace (2.7%)
L-3 Communications	5,582	$452,254

Banking (7.7%)
Bank Of Hawaii	3,900	203,619
Columbia Banking Sys	4,200	135,450
Golden West Finl	4,100	289,542
Mercantile Bankshare	5,625	213,469
M&T Bank Corp	1,800	194,940
Tcf Financial	7,250	181,178
Wilmington Trust	8,000	332,000
Zions Bancorp	1,400	110,698
		1,660,896

Building (3.0%)
Centex	2,800	199,892
D R Horton	8,900	332,148
		532,040

Capital Goods (1.4%)
Graco Inc	5,062	173,475
Paccar Inc	1,566	109,651
		283,126

Chemicals (2.0%)
RPM International Inc	11,600	219,240

Communications (1.2%)
Centurytel Inc	1,850	61,605
Telephone & Data Systems	2,250	80,617
Telephone & Data Special	2,250	76,725
		218,947

Sector Issue	Shares	Value

Consumer Durables (3.4%)
Autoliv Inc	2,300	112,677
Brunswick Corp	3,800	142,842
Carlisle Companies Inc	2,100	145,761
Johnson Controls	1,800	124,632
Mohawk Industries*	1,000	85,040
Polaris Industries	1,900	103,645
		714,597

Consumer Retail (6.4%)
American Eagle Outfitters	2,800	75,544
Claire's Stores	6,900	218,454
Federated Department Stores	2,700	179,901
Foot Locker	8,950	203,344
K-Swiss Inc Cl-A	14,600	462,090
Liz Claiborne	2,700	93,744
		1,233,077

Consumer Staples (6.9%)
CIT Group Inc	5,700	304,038
Nu Skin Enterprises	4,350	84,651
Pepsi Bottling Group	10,400	301,600
Ralcorp Holdings	4,000	157,200
Reynolds American	3,800	384,294
Constellation Br A	11,700	312,273
		1,354,234

Energy (9.0%)
Devon Energy Corp	1,000	125,100
Pride Intl	5,000	301,900
Pogo Producing	14,300	401,401
Valero Energy	4,600	484,104
		1,773,049

Sector Issue	Shares	Value

Financial Diversified (8.7%)
Amb Property	7,350	383,670
Boston Properties	2,650	207,389
Health Care Prop	2,100	58,275
Kimco Realty Corp	7,400	259,666
Regency Centers	4,950	319,028
T Rowe Price Group	3,600	275,148
Ventas Inc	13,150	402,390
		1,905,566

Health Care (9.3%)
Bard Cr Inc	5,600	355,152
Becton Dickinson	1,500	97,200
Bio-Rad Labs	2,050	138,170
Bausch & Lomb Inc	1,750	118,212
Covance Inc	5,100	289,731
Dade Behring Hldg	6,300	246,519
Humana Inc	4,700	262,119
Mylan Labs	11,700	230,490
United Health Group	2,612	155,205
		1,892,798

Industrial (1.8%)
American Standard	4,000	164,560
Ametek Inc	2,200	145,640
Griffon*	4,300	101,480
		360,000

Insurance (6.4%)
Amerus Group	3,850	236,274
Commerce Group	2,300	123,970
Cincinnati Finl	4,550	207,207
Genworth Finl	6,400	209,664
Old Republic	14,750	316,387
Stancorp Finl Group	4,700	233,825
		1,327,327

Sector Issue	Shares	Value

Metals (2.1%)
Consol Energy Inc	3,400	247,860
Phelps Dodge	1,650	264,825
		512,685

Services (10.6%)
Acco Brands Corp	681	16,821
Administaff, Inc	5,400	232,416
Black & Decker	3,400	293,420
Banta Corp	3,500	178,920
Darden Restaurant	7,700	313,082
Itt Education	4,200	244,860
Fortune Brands	2,900	217,384
Heidrick & Struggles	3,200	107,392
Knight Ridder	1,300	80,925
Manpower Inc	6,950	374,118
Matthews Intl	3,500	130,865
		2,190,203

Technology (7.2%)
Anteon Intl Corp	9,750	537,713
Arrow Electronic	9,200	316,112
CACI Intl Inc.	8,524	486,720
Jabil Circuit	6,150	248,460
Linear Technology Cp	3,400	126,514
SI International	10,100	307,141
SRA Intl	6,700	212,792
		2,235452

Sector Issue	Shares	Value

Transportation (1.0%)
Arkansas Best Corp	1,800	77,058
CSX Corp	4,400	235,532
YRC Worldwide Inc	2,700	134,568
		447,158

Utilities (6.2%)
American Electric Power	9,750	363,870
Centerpoint Energy	16,300	208,314
Keyspan Corp	4,800	172,416
Nstar	9,150	262,971
Northeast Utilities	10,050	199,794
Wisconsin Energy	10,750	446,232
		1,653,597

Total Common Stocks	(Cost $15,231,092)	21,061,268

Short-Term Obligations (2.3%)
		Principal Amount
Wisconsin Corporate Central Credit Union Variable Demand Note
4.20%, due 09/28/06		$328,059	$328,059
American Family Variable Demand Note
4.22%, due 09/24/06		51,875	51,875

	Total Short-Term Obligations	(Cost $379,934)	379,934

Total Investments:	100.1%	(Cost $16,611,026)	21,441,202
Other Assets, Less Liabilities:	(0.1)%		(22,227)
Total Net Assets:	100.0%		$21,418,976

* Non-Income Producing Securities

THOMAS WHITE INTERNATIONAL FUND

Investment Portfolio January 31, 2006
Country	Issue	Industry	Shares	Value
COMMON STOCKS:	98.1%
AUSTRALIA:	2.8%

	Australia & NZ Banking Group	Banking	45,000	847,769
	Bluescope Steel #	Metals	51,200	303,314
	Rio Tinto Plc	Metals	7,300	1,496,573
				2,230525

BELGIUM:	2.0%

	Dexia #	Banking	46,100	1,135,300
	Fortis	Insurance	22,000	766,759
				1,902,059

BRAZIL:	4.1%

	Banco Do Brasil Sa	Banking	19,000	460,450
	Banco Itau Hldg Pref	Banking	12,000	365,899
	Caemi - Pref	Metals	210,000	375,039
	Centrais Eletric Sta	Utilities	1,018,000	759,428
	Itausa-Investimentos	Financial Div.	95,000	386,565
	Petroleo Brasileir	Energy	71,960	1,536,965
				3,884,346

CANADA:	5.8%

	Canadian Pacific Railway	Transportation	27,350	1,312,310
	Canadian Tire Class A	Consumer Durables	13,200	759,783
	CI Fund Management	Financial Div.	22,250	524,352
	Enbridge Inc	Energy	14,200	448,388
	Manitoba Telecom	Communication	10,400	360,990
	Petro-Canada	Energy	24,600	1,176,052
	Potash Corp Of Saskatchewan	Chemicals	2,700	242,274
	Royal Bank Of Canada #	Banking	9,800	765,434
				5,589,582

CHINA:	1.4%

	Petrochina Co Ltd ADR #	Energy	13,200	1,320,264

Country	Issue	Industry	Shares	Value
CZECH REPUBLIC:	0.4%

	Unipetrol*	Chemicals	31,000	393,502

DENMARK:	1.2%

	H Lundbeck A/S #	Health Care	16,500	368,627
	TDC A/S	Communication	12,800	814,063
				1,182,690

FRANCE:	8.3%

	AXA SA	Insurance	33,500	$1,137,794
	Bic	Consumer Staple	7,800	502,777
	Bouygues	Financial Div.	25,300	1,389,648
	Christian Dior	Consumer Staple	9,350	871,309
	Ciments Francais	Building	3,200	446,037
	Peugeot SA	Consumer Durables	4,600	273,662
	Saint-Gobain	Industrial	5,900	387,488
	Societie Generale	Banking	9,550	1,263,712
	Suez SA	Utilities	15,000	555,842
	Veolia Environnement #	Utilities	22,800	1,156,297
				7,984,566

GERMANY:	6.8%

	Fresenius AG Pfd	Health Care	11,600	1,811,051
	Fresenius Medical #	Health Care	4,100	437,473
	Hypo Real Estate	Banking	22,700	1,488,080
	RWE AG #	Utilities	9,400	776,299
	Schering AG #	Health Care	19,300	1,319,001
	Wincor Nixdorf AG	Services	5,800	677,114
				6,509,018

GREECE:	0.3%

	Public Power Corp	Utilities	11,300	244,307

Country	Issue	Industry	Shares	Value
HONG KONG:	2.5%

	BOC Hong Kong Holdings	Banking	65,000	130,286
	China Mobile Hong Kong Ltd	Communication	334,000	1,623,140
	Hang Lung Group	Financial Div.	128,000	287,091
	Orient Overseas Intl	Transportation	110,000	367,246
				2,407,763

IRELAND:	0.5%

	Allied Irish Banks Plc	Banking	20,000	452,610

ISRAEL:	0.4%

	Israel Discount Bank*	Banking	180,000	354,582

ITALY:	0.9%

	Banca Intesa Spa	Banking	154,000	877,923

JAPAN:	17.7%

	Bank Of Kyoto Ltd	Banking	22,000	263,518
	Canon	Technology	20,600	1,670,689
	Canon Sales Co	Services	32,000	$720,912
	Citizen Watch Co	Technology	40,400	359,916
	Dai Nippon Printing	Services	12,000	216,992
	Daiichi Sankyo	Health Care	18,000	373,964
	Hitachi Software #	Technology	11,300	205,301
	Honda Motor	Consumer Durables	13,500	768,708
	Japan Tobacco	Consumer Staple	16	248,969
	JS Group Corp	Building	11,400	240,256
	Kaneka Corp	Chemicals	32,000	422,426
	Kao Corp	Consumer Staple	18,000	520,166
	Komatsu Ltd	Capital Goods	38,000	709,886
	Lawson Inc	Consumer Retail	6,000	239,051
	Matsushita Elec Works	Capital Goods	28,000	315,039
	Mitsubishi UFJ Financial	Banking	35	505,718

Country	Issue	Industry	Shares	Value
	Namco Bandai #	Services	15,450	232,748
	Nippon System Development	Technology	12,500	450,999
	Sankyo Co Gunma	Services	12,500	815,431
	Sega Sammy Holdings	Services	7,600	561,513
	Seiko Epson #	Technology	4,300	106,431
	Showa Shell Sekiyu	Energy	34,000	399,119
	Sompo Japan Insurance	Insurance	24,000	342,262
	Sumitomo Mitsui Financial	Banking	110	1,288,447
	Suzuken Co Ltd	Consumer Retail	8,000	268,804
	Taisho Pharmaceutical	Health Care	13,000	251,746
	Tokyo Electric Power	Utilities	17,000	428,769
	Toyota Motor	Consumer Durables	16,000	831,718
	Yamada Denki	Consumer Retail	23,200	2,094,210
	Yamaha Corp	Services	17,000	298,685
	Yamaha Motor Co	Consumer Durables	31,000	797,776
				16,950,169

MALAYSIA:	0.3%

	IOI Corp BHD	Consumer Staple	96,300	323,520

MEXICO:	2.2%

	America Movil ADR	Communication	44,100	1,487,493
	Cemex ADR	Building	9,623	634,926
				2,122,419

NETHERLANDS:	5.5%

	Abn Amro Holdings	Banking	45,400	1,262,865
	Akzo Nobel	Chemicals	19,100	926,335
	ING Groep NV	Insurance	34,844	1,245,795
	KON KPN	Communication	59,000	570,996
	Randstad Holdings	Services	24,350	1,236,089
				4,397,140

Country	Issue	Industry	Shares	Value
NEW ZEALAND:	0.7%

	Contact Energy Ltd	Energy	72,000	321,818
	Fletcher Building #	Building	64,700	338,258
				660,076

NORWAY:	2.5%

	DNB NOR ASA	Banking	54,000	605,281
	Statoil ASA #	Energy	64,100	1,764,891
				2,370,172

POLAND:	0.5%

	KGHM Polska Miedz	Industrial	20,900	485,814

RUSSIA:	0.7%

	AO Tatneft ADR #	Energy	7,700	662,200

SINGAPORE:	0.6%

	Sembcorp Industries	Industrial	290,000	529,308

SOUTH AFRICA:	6.3%

	ABSA Group Ltd	Banking	18,360	338,395
	Anglo American #	Industrial	38,200	1,475,460
	Anglo Platinum Ltd #	Metals	3,600	298,851
	JD Group Ltd	Consumer Retail	3,600	254,972
	MTN Group Ltd	Communication	18,000	635,025
	Sasol Ltd	Energy	61,100	1,599,503
	Steinhoff Intl Holdings	Consumer Durables	39,000	471,063
	Tiger Brands	Consumer Staple	135,800	935,497
				6,008,766

Country	Issue	Industry	Shares	Value
SOUTH KOREA:	6.2%

	Korea Gas Corp	Utilities	34,100	774,752
	LG Chem Ltd	Chemicals	6,000	185,663
	Posco ADR #	Metals	6,000	335,251
	Samsung Fire & Marine	Insurance	8,800	505,032
	Korea Electric Power #	Utilities	3,285	2,519,981
	Woori Finance	Banking	5,600	737,262
	Samsung Electronics	Technology	42,200	831,180
				5,889,121

SPAIN:	1.0%

	Repsol YPF SA	Energy	36,700	996,735

SWEDEN:	3.8%

	Atlas Copco Ab - A Shs	Capital Goods	35,100	825,190
	Autoliv Inc	Consumer Durables	9,850	482,552
	Forenings Sparbank	Banking	17,550	500,431
	Sandvik	Capital Goods	13,200	650,211
	SSAB Svenskt Stal A	Metals	9,600	416,616
	Volvo B Shs	Consumer Durables	15,100	739,825
				3,614,825

SWITZERLAND:	2.3%

	Credit Suisse Group	Banking	28,650	1,675,326
	SGS SA	Services	600	563,528
				2,238,854

TAIWAN:	0.2%

	Taiwan Semiconductor*	Technology	75,707	150,301

Country	Issue	Industry	Shares	Value
THAILAND:	0.3%

	Charoen Pok Foods	Consumer Staple	2,150,000	317,555

UNITED KINGDOM:	9.9%

	Barclays Plc	Banking	72,500	777,200
	BOC Group Plc	Chemicals	12,500	330,430
	British American Tobacco	Consumer Staple	20,800	470,068
	BT Group Plc	Communication	156,900	575,117
	Bunzl Plc	Forest & Paper	43,300	487,731
	Cable & Wireless Plc	Communication	184,600	336,673
	Enterprise Inns Plc	Services	18,800	309,848
	Gallaher Group Plc	Consumer Staple	51,700	796,754
	Hays	Services	148,418	347,461
	Hbos Plc	Banking	45,600	804,010
	Imperial Chemical	Chemicals	65,600	426,794
	Imperial Tobacco	Consumer Staple	37,500	1,118,378
	Inchcape Plc	Services	7,200	304,756
	Royal & Sun Alliance	Insurance	417,600	934,798
	Shire Pharm Group	Health Care	73,700	1,186,404
	Wimpey (George) Plc	Building	29,000	266,005
				9,472,431

Total Common Stocks		(Cost $62,484,519)		93,785,211

Country	Issue	Industry	Shares	Value
SHORT TERM OBLIGATIONS:	14.3%
			Principal Amount
	The Northern Trust Company Eurodollar
	Time Deposit 2.75%, due 02/01/06		$1,773,551	1,773,551

HELD AS COLLATERAL
FOR SECURITIES LENDING	Northern Institutional Liquid Asset Portfolio		11,910,633	11,910,633
Total Short Term Obligations		(Cost $13,684,184)		13,684,184

Total Investments	112.4%	(Cost $76,484,519)		107,469,395
Other Assets, Less Liabilities:	(12.4)%			(11,819,729)
Total Net Assets:	100.0%			$76,727,095

* Non-Income Producing Securities
ADR - American Depositary Receipt.

Item 2. Controls and Procedures.

(a) Based on an evaluation of Registrant's Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Disclosure Controls"), as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits herewith are separate certifications for Registrant's principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
LORD ASSET MANAGEMENT TRUST

By: /s/ Thomas S. White, Jr.
Thomas S. White, Jr.
President (Principal Executive Officer)

Date: March 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas S. White, Jr.
Thomas S. White, Jr.
President (Principal Executive Officer)

Date: March 28, 2006

By: /s/ David M. Sullivan II
David M. Sullivan II
Treasurer (Principal Financial Officer)

Date: March 28, 2006